Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Net Sales	$ 28,941	$ 28,418	$ 244,203	$ 220,935
Cost of revenue (includes amortization of platform development and developed technology for 2024 and 2023 of $1,549 and $2,369, respectively)	20,008	18,090		132,923
Gross Profit	8,933	10,328		88,012
Operating Expenses
Selling and marketing	4,564	5,847		72,489
General and administrative expenses	10,135	12,975		53,499
Depreciation and amortization	987	1,096		17,650
Loss on impairment of assets	1,198	119		257
Loss on sale of assets
Total operating expenses	16,884	20,037		143,895
Operating Loss	(7,951)	(9,709)		(55,883)
Nonoperating Expense
Change in fair value of contingent consideration	(313)	(499)	(1,010)
Interest expense	(4,339)	(4,182)	(17,965)	(11,428)
Liquidated damages	(76)	(127)		(1,140)
Total nonoperating expense	(4,728)	(4,808)		(12,568)
Loss before income taxes	(12,679)	(14,517)		(68,451)
Income taxes	(41)	(7)	(222)	1,063
Loss from continuing operations	(12,720)	(14,524)		(67,388)
Loss from discontinued operations, net of tax	(90,638)	(4,853)		(3,470)
Net Loss	$ (103,358)	$ (19,377)	$ (55,582)	$ (70,858)
Basic and diluted net loss per common share:
Basic net loss per common share, continuing operations	$ (0.48)	$ (0.78)	$ (2.49)	$ (3.82)
Dilutied net loss per common share, continuing operations	(0.48)	(0.78)	(2.49)	(3.82)
Basic net loss per common share, discontinued operations	(3.43)	(0.26)		(0.20)
Diluted net loss per common share, discontinued operations	(3.43)	(0.26)		(0.20)
Basic net loss per common share	(3.91)	(1.04)	(2.49)	(4.02)
Diluted net loss per common share	$ (3.91)	$ (1.04)	$ (2.49)	$ (4.02)
Weighted average number of common shares outstanding basic	26,443,764	18,718,555	22,323,763	17,625,619
Weighted average number of common shares outstanding diluted	26,443,764	18,718,555	22,323,763	17,625,619
Bridge Media Networks L L C [Member]
Net Sales	$ 2,841	$ 866	$ 6,799	$ 341
Cost of Sales	826	336	1,926	182
Gross Profit	2,015	530	4,873	159
Operating Expenses
General and administrative expenses	3,962	2,250	13,804	284
Advertising and promotional expenses	82	9	598	2
Total operating expenses	4,044	2,259	14,402	286
Operating Loss	(2,029)	(1,729)	(9,529)	(127)
Nonoperating Expense
Interest income			3
Interest expense	38	8	(512)
Total nonoperating expense	38	8	(509)
Net Loss	$ (2,067)	$ (1,737)	(10,038)	$ (127)
Previously Reported [Member]
Net Sales			244,203
Cost of revenue (includes amortization of platform development and developed technology for 2024 and 2023 of $1,549 and $2,369, respectively)			142,240
Gross Profit			101,963
Operating Expenses
Selling and marketing			74,245
General and administrative expenses			44,152
Depreciation and amortization			18,924
Loss on impairment of assets			119
Loss on sale of assets			325
Total operating expenses			137,765
Operating Loss			(35,802)
Nonoperating Expense
Change in fair value of contingent consideration			(1,010)
Interest expense			(17,965)
Liquidated damages			(583)
Total nonoperating expense			(19,558)
Loss before income taxes			(55,360)
Income taxes			(222)
Loss from continuing operations			(55,582)
Loss from discontinued operations, net of tax
Net Loss			$ (55,582)